Income Taxes	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

18.Income taxes:

The breakdown of the income tax provision is as follows:

	2023	2022
Current	$—	$—
Deferred tax recovery	—	—
Total tax recovery	$—	$—

Reconciliation of effective tax rate:

	2023	2022
Loss before income taxes	$(88,802,558)	$(84,424,529)
Basic combined Canadian statutory income tax rate [1]	26.50%	26.50%
Income tax	$(23,532,678)	$(22,372,500)
Increase (decrease) resulting from:
Change in valuation allowance	19,104,611	18,982,099
Permanent difference on impairment on goodwill	4,578,508	788,642
Permanent difference related to derivative	(3,061,605)	(1,656,038)
Non-deductible and tax exempt items	7,211	71,653
Non-deductible stock-based compensation	1,237,745	2,050,909
Foreign exchange	490,146	236,512
Difference in statutory tax rates of foreign subsidiaries	1,810,518	1,121,068
Other permanent differences	220,551	474,339
Adjustments in relation to prior years	(855,007)	303,316
Total tax expense	$—	$—
[1]	The Canadian combined statutory income tax rate.

Components of the net deferred tax asset (liability):

	March 31,	March 31,
	2023	2022
Net operating losses ("NOL") and tax credit carryforwards	$87,316,628	$76,346,005
Intangible assets and goodwill	3,486,240	—
Property, plant and equipment	159,149	554,187
Reserves and accruals not currently deductible for tax purposes	1,184,407	290,413
Financing fees not currently deductible for tax purposes	1,311,442	1,446,462
Research and development costs	2,863,053	3,098,560
Non-deductible interest	4,295,656	3,349,307
Other	1,251,163	1,693,301
Subtotal	101,867,738	86,778,235
Less: valuation allowance	101,380,008	83,934,321
Total net deferred tax assets	487,730	2,843,914
Intangible assets and goodwill	—	(1,921,815)
Right-of-use assets	(487,730)	(767,164)
Other	—	(154,935)
Total deferred tax liabilities	(487,730)	(2,843,914)
Net deferred tax	$—	$—

Management assesses the available positive and negative evidence to determine the valuation allowance required with respect to the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the years. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of March 31, 2023, a valuation allowance of $101,380,008 has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized (2022 - $83,934,321).

Tax losses carried forward

We have income tax NOL carryforwards in both Canada and in the United States, which will expire on various dates in the next 20 years as follows:

	Federal US	States	Federal Canada	Provincial
2027	—	—	42,000	—
2030	—	149,000	—	—
2031	—	1,524,000	438,000	—
2032	1,659,000	—	2,394,000	684,000
2033	2,002,000	2,114,000	8,930,000	8,929,000
2034	4,423,000	3,726,000	10,925,000	10,648,000
2035	8,277,000	7,431,000	2,775,000	2,775,000
2036	11,727,000	10,011,000	6,687,000	7,757,000
2037	9,842,000	9,184,000	—	—
2038	—	—	20,000	16,000
2039	—	—	7,368,000	7,829,000
2040	—	—	30,188,000	36,445,000
2041	—	—	39,446,000	37,427,000
2042	—	—	29,634,000	29,067,000
2043	—	—	31,818,000	29,891,000
	$37,930,000	$34,139,000	$170,665,000	$171,468,000

As at March 31, 2023, the Company had NOL that can be carried forward indefinitely of $131,012,000 for federal purposes and $127,024,000 for State and Provincial purposes (2022 - $ 101,174,000 and $96,884,000 respectively).

As at March 31, 2023, the Company had realized and unrealized capital losses of $1,807,774 ($2,060,000 in 2022) that can be carried forward indefinitely.

Tax credits receivable and recoverable

Unused Canadian federal Investment tax credits may be used to reduce federal income tax payable and expire as follows:

2024	$55,418
2025	39,901
2026	67,240
2027	107,141
2028	47,290
2029	104,185
2030	165,514
2031	199,503
2032	116,007
2033	96,057
2034	87,190
2035	216,498
2036	155,169
2037	117,485
2038	46,551
2039	53,940
$1,675,089

The amounts recorded as tax credits receivable or recoverable are subject to a government tax audit and the final amount received may differ from those recorded.